Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Changes in the difference between the fair value at initial recognition and the value using models with unobservable inputs [Abstract]
Beginning balance	₩ (89,695)	₩ (102,016)
Deferral on new transactions	(108,832)	(70,948)
Recognized in profit for the year	66,063	83,269
Ending balance	₩ (132,464)	₩ (89,695)